U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

August 4, 2006

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	The AssetMark Funds (the “Trust”)
File Nos.: 333-53450 and 811-10267

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the following Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated July 31, 2006, filed electronically as Post-Effective Amendment No. 8 to the Trust’s Registration Statement on Form N-1A on July 31, 2006:

•
Prospectus for the AssetMark: Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund, Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund.

•
Statement of Additional Information for the AssetMark: Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund, Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely yours,

/s/ Jason Kieckhefer

Jason Kieckhefer
for U.S. BANCORP FUND SERVICES, LLC